DISTRIBUTION OF PROFIT AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2018
Distribution Of Proft And Restricted Net Assets Disclosure [Abstract]
DISTRIBUTION OF PROFIT AND RESTRICTED NET ASSETS
16. DISTRIBUTION OF PROFIT AND RESTRICTED NET ASSETS

As stipulated by the relevant laws and regulations applicable to China’s foreign investment enterprises, the Company’s PRC subsidiaries are required to make appropriations from net income as determined under Chinese Accounting Standards (“CAS”) to non-distributable reserves, which includes a general reserve. Wholly-owned PRC subsidiaries are not required to make appropriations to the enterprise expansion reserve but appropriations to the general reserve are required to be made at not less than
10%
of the profit after tax as determined under CAS.

The general reserve is used to offset future losses. The subsidiary may, upon a resolution passed by the shareholder, convert the general reserve into capital. The reserve represents appropriations of the retained earnings determined in accordance with the Chinese law.

In addition to the general reserve, the Company’s PRC subsidiaries are required to obtain approval from the local PRC government prior to distributing any registered share capital. Accordingly, both the appropriations to general reserve and the registered share capital of the Company’s PRC subsidiaries are considered as restricted net assets amounting to $16,000,000 and $16,000,000 as of December 31, 2017 and 2018, representing 17.5% and 12.8% of the Company’s total consolidated net assets as of December 31, 2017 and 2018, respectively.